UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2018

Date of Reporting Period: 09/30/2018

Item 1. Schedule of Investments.

	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF SEPTEMBER 30, 2018

SHARES OR
PRINCIPAL
AMOUNT		VALUE

--------------		------------
COMMON STOCKS - 94.40%
	Consumer Discretionary - Automobiles &
	Components - 1.34%
77,500	Dorman Products, Inc.	$ 5,961,300
		-----------

	Consumer Discretionary - Durables &
	Apparel - 1.07%
150,000	La-Z-Boy Incorporated	4,740,000
		------------

	Consumer Discretionary - Retailing - 3.17%
70,000	Murphy USA Inc.	5,982,200
84,000	Ollie's Bargain Outlet Holdings, Inc.	8,072,400
		------------
		14,054,600
		------------

	Consumer Discretionary - Services - 3.03%
155,000	Carriage Services, Inc.	3,340,250
315,000	Potbelly Corporation	3,874,500
365,000	Wendy's Company (The)	6,256,100
		------------
		13,470,850
		------------

	Consumer Staples - Food & Staples
	Retailing - 1.06%
58,000	PriceSmart, Inc.	4,695,100
		------------

	Consumer Staples - Food, Beverage &
	Tobacco - 1.31%
287,500	Nomad Foods Limited	5,824,750
		------------

	Financials - Banks - 4.72%
180,894	First Financial Bancorp.	5,372,552
136,000	Glacier Bancorp, Inc.	5,860,240
67,500	IBERIABANK Corporation	5,491,125
192,500	Sterling Bancorp	4,235,000
		------------
		20,958,917
		------------

	Financials - Diversified - 3.80%
135,000	Cohen & Steers, Inc.	5,482,350
230,366	Granite Point Mortgage Trust Inc.	4,441,456
55,000	Morningstar, Inc.	6,924,500
		------------
		16,848,306
		------------

	Financials - Insurance - 1.46%
220,000	Brown & Brown, Inc.	6,505,400
		------------

	Health Care - Equipment & Services - 13.73%
287,500	Diplomat Pharmacy, Inc.	5,580,375
52,500	Evolent Health, Inc. - Class A	1,491,000
270,991	K2M Group Holdings, Inc.	7,417,024
61,500	LivaNova PLC	7,624,155
102,500	NuVasive, Inc.	7,275,450
59,000	STERIS plc	6,749,600
71,500	Tabula Rasa HealthCare, Inc.	5,805,085
167,000	Varex Imaging Corporation	4,786,220

209,746	Vocera Communications, Inc.	7,672,509
225,000	Wright Medical Group N.V.	6,529,500
		------------
		60,930,917
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 5.78%
35,000	Bio-Techne Corporation	7,143,850
50,000	ICON plc	7,687,500
142,500	Prestige Consumer Healthcare Inc.	5,399,325
105,000	Syneos Health, Inc.	5,412,750
		------------
		25,643,425
		------------

	Industrials - Capital Goods - 6.83%
87,500	A.O. Smith Corporation	4,669,875
92,500	Beacon Roofing Supply, Inc.	3,347,575
246,048	BMC Stock Holdings, Inc.	4,588,795
78,406	HEICO Corporation	7,261,180
40,000	Middleby Corporation (The)	5,174,000
64,000	Regal-Beloit Corporation	5,276,800
		------------
		30,318,225
		------------

	Industrials - Commercial & Professional
	Services - 9.60%
137,500	Healthcare Services Group, Inc.	5,585,250
95,000	ICF International, Inc.	7,167,750
232,500	Interface, Inc.	5,428,875
105,000	KAR Auction Services, Inc.	6,267,450
165,000	Ritchie Bros. Auctioneers Incorporated	5,961,450
135,696	SP Plus Corporation	4,952,904
97,970	US Ecology, Inc.	7,225,288
		------------
		42,588,967
		------------

	Industrials - Transportation - 3.52%
140,000	Knight-Swift Transportation Holdings Inc.	4,827,200
278,266	Marten Transport, Ltd.	5,857,499
140,000	Werner Enterprises, Inc.	4,949,000
		------------
		15,633,699
		------------

	Information Technology - Hardware &
	Equipment - 2.92%
80,000	Acacia Communications, Inc.	3,309,600
167,500	Control4 Corporation	5,750,275
22,000	Zebra Technologies Corporation - Class A	3,890,260
		------------
		12,950,135
		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 2.42%
74,140	Power Integrations, Inc.	4,685,648
108,600	Semtech Corporation	6,038,160
		------------
		10,723,808
		------------

	Information Technology - Software &
	Services - 20.37%
124,000	BlackLine, Inc.	7,002,280
105,500	Bottomline Technologies (de), Inc.	7,670,905
95,500	CyberArk Software Ltd.	7,624,720
190,000	Descartes Systems Group Inc. (The)	6,441,000
99,000	Envestnet, Inc.	6,034,050
57,500	Euronet Worldwide, Inc.	5,762,650
99,000	ExlService Holdings, Inc.	6,553,800
270,000	i3 Verticals, Inc. - Class A	6,204,600
130,000	Imperva, Inc.	6,038,500
20,500	Jack Henry & Associates, Inc.	3,281,640
98,000	Paylocity Holding Corporation	7,871,360
113,500	Q2 Holdings, Inc.	6,872,425
170,000	Rapid7, Inc.	6,276,400
133,400	WNS (Holdings) Limited	6,770,050

		------------
		90,404,380
		------------

	Materials - 6.94%
87,600	American Vanguard Corporation	1,576,800
59,500	AptarGroup, Inc.	6,410,530
177,500	GCP Applied Technologies Inc.	4,712,625
135,000	PolyOne Corporation	5,902,200
95,000	RPM International, Inc.	6,169,300
78,500	Sensient Technologies Corporation	6,006,035
		------------
		30,777,490
		------------

	Real Estate - 1.33%
138,500	QTS Realty Trust, Inc. - Class A	5,909,795
		------------

	TOTAL COMMON STOCKS
	(cost $261,039,945)	418,940,064
		------------

SHORT-TERM INVESTMENTS -- 5.87%
	U.S. Government Securities - 4.62%
$4,000,000	U.S. Treasury Bill 10/04/2018, 1.904%	3,999,374
5,000,000	U.S. Treasury Bill 10/11/2018, 1.938%	4,997,347
5,000,000	U.S. Treasury Bill 10/18/2018, 1.964%	4,995,430
6,500,000	U.S. Treasury Bill 10/25/2018, 2.057%	6,491,222
		------------
		20,483,373
		------------

	Money Market Fund - 1.25%
5,552,865	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 1.92%	5,552,865
		------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $26,036,238)	26,036,238
		------------

	TOTAL INVESTMENTS
	(cost $287,076,183) - 100.27%	444,976,302
		------------

	LIABILITIES, NET OF OTHER ASSETS - (0.27)%	(1,191,918)
		------------
	TOTAL NET ASSETS
(basis of percentages disclosed
	above) - 100%	$443,784,384
		------------
		------------
% of net assets.

As of September 30, 2018, investment cost for federal tax purposes was
$286,968,575 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$164,615,534
Unrealized depreciation	(6,607,807)
------------
Net unrealized appreciation	$158,007,727
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	--------------
Level 1 -
Common Stocks(1)	$418,940,064
Money Market Fund	5,552,865
Level 2 -
U.S. Treasury Bills	20,483,373
Level 3 -
None	--
------------
Total	$444,976,302
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: November 15, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: November 15, 2018

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: November 15, 2018